Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Debt securities [member]		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Available-for-Sale Securities, net of taxes [member]	Accumulated other comprehensive income (loss) on Available-for-Sale Securities, net of taxes [member] Debt securities [member]	Accumulated Other Comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Accumulated other comprehensive income on fair value through other comprehensive income securities net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares [member]	Preferred shares [member] Retained earnings [member]	Common shares [member]	Common shares [member] Retained earnings [member]
Balance at beginning of period at Oct. 31, 2017						$ 307	$ 23,700	$ 56		$ (182)	$ 3,465	$ (92)	$ (181)		$ 4,240		$ 13,032
Statement [LineItems]
Impact from adopting IFRS 9							99	(55)
Issued under the Stock Option Plan																	55
Stock option expense, net of options exercised						(9)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		$ (701)	[1]							(701)
Unrealized gains (losses) on translation of net foreign operations		(31)									(31)
Gains (losses) on remeasurement of pension and other employee future benefit plans		99	[2]									99
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(32)	[3]										(32)
Net income attributable to Bank shareholders		2,219					2,219
Repurchased for cancellation																	(161)
Other						6
Unrealized gains on fair value through OCI securities arising during the period				$ (218)	[4]				$ (218)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		115	[5]							115
Unrealized (losses) on hedges of net foreign operations		(50)	[6]								(50)
Dividends																$ (91)		$ (1,196)
Reclassification to earnings of (gains) in the period		(36)	[7]					(36)
Common shares repurchased for cancellation (Note 7)							(621)
Balance at End of Period at Apr. 30, 2018		43,737				304	24,110	(253)		(768)	3,384	7	(213)	$ 2,157	4,240		12,926
Balance at beginning of period at Jan. 31, 2018						306	23,893	(125)		(746)	2,506	(20)	(255)		4,240		13,020
Statement [LineItems]
Issued under the Stock Option Plan																	7
Stock option expense, net of options exercised						(3)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(106)	[1]							(106)
Unrealized gains (losses) on translation of net foreign operations		1,059									1,059
Gains (losses) on remeasurement of pension and other employee future benefit plans		27	[2]									27
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		42	[3]										42
Net income attributable to Bank shareholders		1,246					1,246
Repurchased for cancellation																	(101)
Other						1
Unrealized gains on fair value through OCI securities arising during the period				(105)	[4]				(105)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		84	[5]							84
Unrealized (losses) on hedges of net foreign operations		(181)	[6]								(181)
Dividends																(46)		(596)
Reclassification to earnings of (gains) in the period		(23)	[7]					(23)
Common shares repurchased for cancellation (Note 7)							(387)
Balance at End of Period at Apr. 30, 2018		43,737				304	24,110	(253)		(768)	3,384	7	(213)	2,157	4,240		12,926
Balance at beginning of period at Oct. 31, 2018		45,721				300	25,850	(315)		(1,074)	3,727	169	(205)		4,340		12,929
Statement [LineItems]
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[1]	757
Unrealized gains (losses) on translation of net foreign operations		(25)
Gains (losses) on remeasurement of pension and other employee future benefit plans	[2]	(148)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[3]	79
Net income attributable to Bank shareholders		1,510
Unrealized gains on fair value through OCI securities arising during the period	[4]			187
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	[5]	37
Unrealized (losses) on hedges of net foreign operations	[6]	13
Reclassification to earnings of (gains) in the period	[7]	(14)
Balance at End of Period at Jan. 31, 2019		47,349				308	26,599	(142)		(280)	3,715	21	(126)		4,340		12,914
Balance at beginning of period at Oct. 31, 2018		45,721				300	25,850	(315)		(1,074)	3,727	169	(205)		4,340		12,929
Statement [LineItems]
Issued under the Stock Option Plan																	30
Stock option expense, net of options exercised						4
Gains (losses) on derivatives designated as cash flow hedges arising during the period		1,190	[1]							1,190
Unrealized gains (losses) on translation of net foreign operations		531									531
Issued during the period															350
Gains (losses) on remeasurement of pension and other employee future benefit plans		(150)	[2]									(150)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(19)	[3]										(19)
Net income attributable to Bank shareholders		3,007					3,007
Repurchased for cancellation																	(20)
Other						3
Unrealized gains on fair value through OCI securities arising during the period				233	[4]				233
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		86	[5]							86
Unrealized (losses) on hedges of net foreign operations		(90)	[6]								(90)
Dividends																(100)		(1,278)
Reclassification to earnings of (gains) in the period		(29)	[7]					(29)
Share issue expense							(4)
Common shares repurchased for cancellation (Note 7)							(70)
Balance at End of Period at Apr. 30, 2019		49,395				307	27,405	(111)		202	4,168	19	(224)	4,054	4,690		12,939
Balance at beginning of period at Jan. 31, 2019		47,349				308	26,599	(142)		(280)	3,715	21	(126)		4,340		12,914
Statement [LineItems]
Issued under the Stock Option Plan																	25
Gains (losses) on derivatives designated as cash flow hedges arising during the period		433	[1]							433
Unrealized gains (losses) on translation of net foreign operations		556									556
Issued during the period															350
Gains (losses) on remeasurement of pension and other employee future benefit plans		(2)	[2]									(2)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(98)	[3]										(98)
Net income attributable to Bank shareholders		1,497					1,497
Other						(1)
Unrealized gains on fair value through OCI securities arising during the period				$ 46	[4]				$ 46
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		49	[5]							49
Unrealized (losses) on hedges of net foreign operations		(103)	[6]								(103)
Dividends																$ (48)		$ (639)
Reclassification to earnings of (gains) in the period		(15)	[7]					(15)
Share issue expense							(4)
Balance at End of Period at Apr. 30, 2019		$ 49,395				$ 307	$ 27,405	$ (111)		$ 202	$ 4,168	$ 19	$ (224)	$ 4,054	$ 4,690		$ 12,939

[1]	Net of income tax (provision) recovery of $(156) million, $(274) million, $39 million for the three months ended, and $(430) million, $240 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $1 million, $54 million, $(10) million for the three months ended, and $55 million, $(60) million for the six months ended, respectively.
[3]	Net of income tax (provision) recovery of $36 million, $(29) million, $(15) million for the three months ended, and $7 million, $11 million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $(17) million, $(61) million, $30 million for the three months ended, and $(78) million, $54 million for the six months ended, respectively.
[5]	Net of income tax (recovery) of $(18) million, $(13) million, $(30) million for the three months ended, and $(31) million, $(41) million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $38 million, $(5) million, $65 million for the three months ended, and $33 million, $18 million for the six months ended, respectively.
[7]	Net of income tax provision of $5 million, $5 million, $8 million for the three months ended, and $10 million, $12 million for the six months ended, respectively.